PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 12	$ 1	[1]	$ 3

[1]	Represents an amount lower than 1 USD